Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table)
Charterer	2021	2020	2019
A	45%	45%	47%
B	39%	39%	31%
C	16%	16%	16%
Total	100%	100%	94%